Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 43,388,605	$ 41,780,543
Non-current, Maturity	800,772,841	784,713,705
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	328,045,479	30,793,493
Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 377,853,034	$ 661,539,733
U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Current, Maturity	$ 10,528,603	$ 9,638,449
Non-current, Maturity	526,737,783	487,595,270
U.S. dollar | Four to Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	296,420,703
U.S. dollar | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 230,317,080	$ 487,595,270
Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 32,860,002	$ 32,142,094
Non-current, Maturity	274,035,058	297,118,435
Chilean UF | One to Two Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chilean UF | Two to Three Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chilean UF | Three to Four Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chilean UF | Four to Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chilean UF | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	147,535,954	173,944,463
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,700,030	7,144,997
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 35,688,575	$ 34,635,546
BNY Mellon S-1 [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Current, Maturity	$ 5,058,091	$ 4,693,498
Non-current, Maturity	153,480,285	142,300,747
BNY Mellon S-1 [Member] | U.S. dollar | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	153,480,285	142,300,747
BNY Mellon S-1 [Member] | Less than 90 Days [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,058,091	$ 4,693,498
BNY Mellon S-2 [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Current, Maturity	$ 1,617,476	$ 1,500,880
Non-current, Maturity	51,960,662	48,131,124
BNY Mellon S-2 [Member] | U.S. dollar | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,960,662	48,131,124
BNY Mellon S-2 [Member] | Less than 90 Days [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,617,476	$ 1,500,880
BNY Mellon S-3 [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Current, Maturity	$ 1,024,463	$ 950,619
Non-current, Maturity	24,876,133	22,694,249
BNY Mellon S-3 [Member] | U.S. dollar | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,876,133	22,694,249
BNY Mellon S-3 [Member] | Less than 90 Days [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,024,463	$ 950,619
BNY Mellon 24296 [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Current, Maturity	$ 2,828,573	$ 2,493,452
Non-current, Maturity	296,420,703	274,469,150
BNY Mellon 24296 [Member] | U.S. dollar | Four to Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	296,420,703
BNY Mellon 24296 [Member] | U.S. dollar | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		274,469,150
BNY Mellon 24296 [Member] | More than 90 Days [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,828,573	$ 2,493,452
Banco Santander 317-H [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Current, Maturity	$ 6,592,332	$ 6,513,162
Non-current, Maturity	43,982,519	48,321,664
Banco Santander 317-H [Member] | Chilean UF | One to Two Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Banco Santander 317-H [Member] | Chilean UF | Two to Three Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Banco Santander 317-H [Member] | Chilean UF | Three to Four Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Banco Santander 317-H [Member] | Chilean UF | Four to Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Banco Santander 317-H [Member] | Chilean UF | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,428,651	25,386,928
Banco Santander 317-H [Member] | More than 90 Days [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,592,332	$ 6,513,162
Banco Santander 522-M [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Current, Maturity	$ 26,267,670	$ 25,628,932
Non-current, Maturity	230,052,539	248,796,771
Banco Santander 522-M [Member] | Chilean UF | One to Two Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Two to Three Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Three to Four Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Four to Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Over Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	127,107,303	148,557,535
Banco Santander 522-M [Member] | More than 90 Days [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 26,267,670	$ 25,628,932